NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
NOTES PAYABLE
9	NOTES PAYABLE

Notes payable consisted of the following as of March 31, 2016 and December 31, 2015, respectively:

Description	Interest Rate	Maturity	March 31, 2016	December 31, 2015

YP Holdings LLC	12%	December 31, 2015	106,312	103,320

Total Short term notes payable			$106,312	$103,320

YP Holdings LLC

On September 21, 2015, Qpagos Corporation borrowed $100,000 from YP Holdings LLC, pursuant to an unsecured loan agreement. The unpaid balance and any accrued interest is due on December 31, 2015 bears interest at a rate of 12%. The debt remains outstanding as of the date of this report. Qpagos Corporation is expected to settle this debt in 2016.

QPAGOS Corporation - Parent Company [Member]
NOTES PAYABLE
8	NOTES PAYABLE

Notes payable consisted of the following as of December 31, 2015 and 2014, respectively:

Description	Interest Rate	Maturity	December 31, 2015	December 31, 2014

Panatrade Business Ltd	5%	February 3, 2019	$-	$916,500

Huppay Global Corp	5%	12 June 2019	-	596,543

Newvello Limited	5%	July 18, 2019	-	400,000

Satellite Development	11%	March 31, 2015	-	211,379

Clive Kabatznik	12%	December 31, 2014, extended by lender	-	25,000

Strategic IR, Inc.	12%	December 31, 2014, Extended by lender	-	75,000

Joseph W & Patricia G Family Trust	12%	December 31, 2014, extended by lender	-	100,000

Alberto Pereira Bunster	12%	June 30, 2015, extended by lender	-	-

Dimitri Kurganov	5%	April 1, 2016	-	-

Alex Pereira	12%	June 30, 2015	-	-

Delinvest Commercial Limited	5%	May 11, 2015	-	-

Evgeny Simonov	12%	February 3, 2019	-	-

Igor Moiseev	5%	July 18, 2019	-	-

Irina Galikhanova	5%	February 3, 2019	-	-

Olga Akhmetova	5%	February 3, 2019	-	-

YP Holdings LLC	12%	December 31, 2015	103,320	-

Total Short term notes payable			$103,320	$2,324,422

No interest was accrued on any of the notes, which were all converted into equity at the principal amount of the note outstanding, except the note payable to YP Holdings LLC, which note accrued interest at 12% per annum and is included in the note payable balance.

Panatrade Business Ltd

On February 3, 2014, Qpagos entered into a $500,000 unsecured loan agreement, bearing interest at 5% per annum with Panatrade Business Limited (“Panatrade”), the agreement provided for the loan to be granted in several tranches. The loans advanced and any unpaid accrued interest thereon is due sixty (60) months after the first disbursement made by the lender. Interest is payable yearly starting from February 2015. $154,500 was advanced to Qpagos during the year ended December 31, 2014 and a further $35,021 was advanced during the year ended December 31, 2015.

On February 3, 2014, Redpag entered into a $1,500,000 unsecured loan agreement, bearing interest at 5% per annum with Panatrade Business Limited, the agreement provided for the loan to be granted in several tranches. The loans advanced and any accrued interest thereon is due sixty (60) months after the first disbursement made by the lender. Interest is to be paid yearly starting from February 2015. $762,000 was advanced to Redpag during the year ended December 31, 2014.

On August 31, 2015, in terms of various assignment agreements entered into, a loan of $116,258 was assigned from Satellite Development to Panatrade and Panatrade assigned a total of $876,945 to various other parties. The balance of $190,834 remaining after these assignments was converted, in terms of an exchange agreement entered into with the Company, into 954,168 common shares at an issue price of $0.20 per share.

Huppay Global Corp.

On June 12, 2014, Qpagos borrowed $199,130, $203,320 and $194,093 under three separate unsecured loan agreements, bearing interest at 5% per annum with Huppay Global Corp. Each loan agreement has the same terms and conditions. The loans advanced and any unpaid accrued interest thereon is due sixty (60) months after the first disbursement made by the lender. Interest is payable yearly starting from February 2015.

On August 31, 2015, the total balance outstanding of $596,543 was converted, in terms of an exchange agreement entered into with the Company, into 2,982,715 common shares at an issue price of $0.20 per share.

Newvello Limited

On July 18, 2014, Qpagos entered into a $400,000 unsecured loan agreement, bearing interest at 5% per annum with Newvello Limited. The loan advanced and any unpaid accrued interest is due sixty (60) months after the first disbursement made by the lender. Interest is payable yearly starting from February 2015.

On August 31, 2015, in terms of an assignment agreement entered into, $80,000 of the loan was assigned to an individual. The balance of $320,000 was converted in terms of an exchange agreement entered into with the Company, into 1,600,000 common shares at an issue price of $0.20 per share.

Satellite Development

On December 10, 2014, Qpagos entered into a $211,379 unsecured loan agreement, bearing interest at 5% per annum with Satellite development. The loan advanced and any unpaid accrued interest is due sixty (60) months after the first disbursement made by the lender. Interest is payable yearly starting from February 2015.

On August 31, 2015, in terms of various assignment agreements entered into, the total loan balance of $211,379 was assigned as follows to Panatrade in the amount of $116,258 and to Delinvest Commercial Limited, in the amount of $95,121.

Clive Kabatznik

On November 26, 2014, Qpagos entered into a $25,000 unsecured loan agreement, bearing interest at 12% per annum with Clive Kabatznik. The loan advanced and any unpaid accrued interest was due on December 31, 2014, subject to the lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

On August 31, 2015, the total balance outstanding of $25,000 was converted, in terms of an exchange agreement entered into with the Company, into 125,000 common shares at an issue price of $0.20 per share.

Strategic IR, Inc.

On November 26, 2014, Qpagos entered into a $75,000 unsecured loan agreement, bearing interest at 12% per annum with Strategic IR, Inc. The loan advanced and any unpaid accrued interest was due on December 31, 2014, subject to the lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

On August 31, 2015, in terms of an assignment agreement entered into, $50,000 of the Panatrade loan was assigned to Strategic IR. The total balance of the loan outstanding of $125,000 was converted in terms of an exchange agreement entered into with the Company, into 625,000 common shares at an issue price of $0.20 per share.

Joseph W & Patricia G Family Trust

On August 6, 2014 and November 26, 2014, Qpagos entered into two equal $50,000 unsecured loan agreements, bearing interest at 12% per annum with Joseph W & Patricia G Family trust. The loans advanced and any unpaid accrued interest was due on December 31, 2014, subject to the lender having the right to extend the maturity date of the loans until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

On August 31, 2015, the total balance outstanding of $100,000 was converted, in terms of an exchange agreement entered into with the Company, into 500,000 common shares at an issue price of $0.20 per share.

Alberto Pereira Bunster

On April 10, 2015, Qpagos entered into a $75,000 unsecured loan agreement, bearing interest at 12% per annum with Alberto Pereira Bunster. The loan advanced and any unpaid accrued interest was due on June 30, 2015, subject to the lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

On August 31, 2015, the total balance outstanding of $75,000 was converted, in terms of an exchange agreement entered into with the Company, into 375,000 common shares at an issue price of $0.20 per share.

Dimitri Kurganov

On March 31, 2015, Qpagos entered into a $75,000 unsecured loan agreement, bearing interest at 5% per annum with Dimitri Kurganov. The loan advanced and any unpaid accrued interest was due on April 1, 2016, subject to the lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

On August 31, 2015, the total balance outstanding of $75,000 was converted, in terms of an exchange agreement entered into with the Company, into 375,000 common shares at an issue price of $0.20 per share.

Alex Pereira

On April 10, 2015, Qpagos entered into a $75,000 unsecured loan agreement, bearing interest at 12% per annum with Alex Pereira. The loan advanced and any unpaid accrued interest was due on June 30, 2015, subject to the lender having the right to extend the maturity date of the loan until payment is demanded or until such date as a private placement raising $1,000,000 in gross proceeds is consummated, in addition, the loan, or any portion thereof, may be converted into common stock of the Company at the lowest per share price at which the founders’ of the Company shall have converted any of their debt into common stock of the Company.

On August 31, 2015, the total balance outstanding of $75,000 was converted, in terms of an exchange agreement entered into with the Company, into 375,000 common shares at an issue price of $0.20 per share.

Delinvest Commercial Limited

On February 11, 2015, Qpagos entered into a $300,000 unsecured loan agreement, bearing interest at 5% per annum with Delinvest Commercial limited (“Delinvest”). The loan advanced and any unpaid accrued interest was due three months after the funds were advanced. Interest is payable yearly starting from February 2015. A further $24,980 was advanced to the Company under this loan agreement subsequent to February 11, 2015.

On August 31, 2015, in terms of various assignment agreements entered into, a loan of $95,121 was assigned from Satellite Development to Delinvest and Delinvest assigned a total of $162,000 to various other parties. The balance of $258,101 remaining after these assignments was converted, in terms of an exchange agreement entered into with the Company, into 1,290,504 common shares at an issue price of $0.20 per share.

Evgeny Simonov

On August 31, 2015, in terms of various assignment agreements entered into, a loan of $220,000 was assigned from Panatrade to Evgeny Simonov. The balance of $220,000 was converted, in terms of an exchange agreement entered into with the Company, into 1,100,000 common shares at an issue price of $0.20 per share.

Igor Moiseev

On August 31, 2015, in terms of various assignment agreements entered into, a loan of $80,000 was assigned from Newvello Limited to Igor Moiseev. The balance of $80,000 was converted, in terms of an exchange agreement entered into with the Company, into 400,000 common shares at an issue price of $0.20 per share.

Irina Galikhanova

On August 31, 2015, in terms of various assignment agreements entered into, a loan of $380,000 was assigned from Panatrade to Irina Galikhanova. The balance of $380,000 was converted, in terms of an exchange agreement entered into with the Company, into 1,900,000 common shares at an issue price of $0.20 per share.

Olga Akhmetova

On August 31, 2015, in terms of various assignment agreements entered into, a loan of $388,945 was assigned from Panatrade to Olga Akhmetova. The balance of $388,945 was converted, in terms of an exchange agreement entered into with the Company, into 1,944,724 common shares at an issue price of $0.20 per share.

YP Holdings LLC

On September 21, 2015, Qpagos borrowed $100,000 from YP Holdings LLC, pursuant to an unsecured loan agreement. The unpaid balance and any accrued interest is due on December 31, 2015 bears interest at a rate of 12%. The debt remains outstanding as of the date of this report. The Company is expected to settle this debt in 2016.